Loss per ordinary share	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share
27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Loss attributable to owners of the Company (USD)	(1,298,273)	(1,170,942)

Weighted average number of ordinary shares (units)	58,041,995	58,041,995

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.02)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.

27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	2025	2024
	USD	USD

Loss attributable to owners of the Company (USD)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	58,041,995	47,858,162

Basic and diluted loss per ordinary share (USD)	(0.04)	(0.05)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.